NOTE 20. LEASES (Tables)	12 Months Ended
Dec. 31, 2021
[custom:LeasesTableTextBlock]
	Consolidated
	Lease Properties	Motor Vehicles	Total
	A$	A$	A$

As of January 1, 2020	1,064,986	42,906	1,107,892
Depreciation expenses	(287,557)	(12,427)	(299,984)
Disposal	(862,109)	(3,887)	(865,996)
Exchange difference	84,680	(26,592)	58,088
As of December 31, 2020	-	-	-
Additions	2,086,229	-	2,086,229
Depreciation expenses	(140,565)	-	(140,565)
Exchange difference	13,205	-	13,205
As of December 31, 2021	1,958,869	-	1,958,869

(b)       Lease liabilities

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$
Within one year	425,567	-
Two to five years	1,403,932	-
	1,829,499	-
Less: Amount due within one year shown under current liabilities	(425,567)	-
Amount due after one year	1,403,932	-

Analyzed into:
Current portion	425,567	-
Non-current portion	1,403,932	-
	1,829,499	-